S000000853 [Member] Expense Example - Parnassus Mid Cap Fund	Dec. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,252
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 952